Dividends - Dividends to shareholders of the parent company (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.51	$ 0.51	$ 0.51
Dividends paid on ordinary shares	$ 10,269	$ 10,187	$ 10,193
Dividends on preference shares classified as equity	11,683	11,547	11,551
Settled in scrip	$ 2,687	$ 1,494	$ 3,206
Preference shares
Dividends Payable [Line Items]
Dividends on preference shares classified as equity (in dollars per share)	$ 62.00	$ 62.00	$ 62.00
Dividends on preference shares classified as equity	$ 90	$ 90	$ 90
Other equity instruments
Dividends Payable [Line Items]
Dividends on preference shares classified as equity	$ 1,324	$ 1,270	$ 1,268
– fourth interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.21	$ 0.21	$ 0.21
Dividends paid on ordinary shares	$ 4,206	$ 4,197	$ 4,169
Settled in scrip	$ 1,160	$ 393	$ 1,945
– first interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,013	$ 2,008	$ 2,005
Settled in scrip	$ 375	$ 213	$ 826
– second interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,021	$ 1,990	$ 2,014
Settled in scrip	$ 795	$ 181	$ 193
– third interim dividend
Dividends Payable [Line Items]
Dividends paid on ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Dividends paid on ordinary shares	$ 2,029	$ 1,992	$ 2,005
Settled in scrip	$ 357	$ 707	$ 242